Employee Benefit Plan, Description of Plan (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
EBP, Description of Plan	Description of the Plan
The following description of The Davey 401KSOP and ESOP (the “Plan”) provides general information about the Plan's provisions. The Davey Tree Expert Company is the Plan Sponsor (the "Company" and "Sponsor"). Participants should refer to the Plan document for a more complete description of the Plan's provisions, copies of which may be obtained from the Sponsor.
The Plan was established for the benefit of eligible employees as of January 1, 1979 and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (sometimes referred to as “ERISA”).
General--The Plan is a defined contribution plan covering substantially all eligible employees of the Company and each subsidiary of the Company that has adopted the Plan. The eligibility of employees to participate in the Plan is based, in general, on both attaining age 21 and completing one year of continuous service.
The Plan was last amended and restated effective January 1, 2022. The portion of the Plan consisting of The Davey Tree Expert Company Stock Fund (the “ESOP feature”) is an employee stock ownership plan within the meaning of Section 4975(e)(7) of the Internal Revenue Code (the “Code”) as a stock bonus plan. The portion of the Plan that is not the ESOP feature is a profit-sharing plan that is intended to qualify under Section 401(a) of the Code and includes a cash or deferred arrangement intended to qualify under Section 401(k) of the Code.
Argent Trust Company serves as trustee for the assets of The Davey Tree Expert Company Stock Fund and Principal Trust Company ("Principal") serves as trustee for all other assets of the Plan. Principal provides recordkeeping services, as well as other services, including executing all buy, sell and reinvestment transactions, and collecting and reporting all dividend and interest payments.
Contributions--Participating employees have the option to make elective contributions, subject to the limit allowed by the Code ($23,500 for 2025, excluding catch-up contributions), further limited by other maximum contribution limits established by federal law, and subject to a weekly minimum contribution of 1% of the participant's compensation. Participants may also contribute amounts representing rollover distributions from other qualified plans (403(b) plans, 457 plans, conduit IRAs and other 401K plans). Additionally, participants who are 50 or older by the end of the calendar year are also allowed to make additional “catch-up” contributions on either a pre-tax basis or after-tax basis, up to $7,500 for 2025. For participating employees aged 60-63, the catch-up contribution limit is $11,250 for 2025.
The Plan is a safe harbor plan. As a safe harbor plan, the Company made changes to the hardship provisions and is required to make quarterly matching contributions which are made in Company stock equal to 100% of the first 3% and 50% of the next 2% of the participant's W-2 wages, subject to IRS limit of $350,000 in 2025, which will be 100% vested. This represents a maximum matching contribution of 4% of wages. Employees may only move their matching portion out of the Company stock after separation of employment.
Participant Accounts--Each participant's account is (a) credited with the participant's contribution and allocations of (i) the Company's contribution and (ii) plan earnings, and (b) charged with an allocation of administrative expenses. Allocations are based on the participant's selected investment mix. A participant is entitled to the benefit that can be provided from the participant's vested account balance.
Vesting--Participants are immediately vested in their contributions and the Company's matching contribution plus actual earnings thereon.
Investments--The Plan contains a diversified selection of funds that participants can choose from, including directing up to 25% of their total contributions to The Davey Tree Expert Company Stock Fund, subject to diversification provisions. Participants may change their investment options daily.
Payments of Benefits--Participants who terminate may receive distributions of vested benefits either in cash or common shares of the Company based on the participant's specific investments in Plan options. Participants who terminate have one year after termination to receive distributions in cash or common shares but, if that one year lapses, then the participant's investment in the Company Stock Fund will be liquidated and reinvested in other funds. Former participants who receive a distribution of common shares of the Company have two 60-day put option periods in which they may require that the Company purchase those shares at a per share price equal to the value determined by an independent stock valuation firm as of the valuation date immediately preceding the exercise of the put option. Former participants wishing to sell their shares of the Company must offer such shares first to the Plan and then to the Company, although the Plan and the Company are under no obligation to repurchase the shares, other than pursuant to the put option. Should neither the Plan nor the Company desire to purchase the shares, former participants have the right to sell those shares to any other person.
Forfeited Accounts--Forfeited accounts arise from participants whose employment terminates before vesting occurs. However, if a former participant is rehired, in certain instances, forfeited accounts will be restored to the employee's Plan account. Amounts forfeited are used to restore previously forfeited accounts when necessary. Remaining amounts forfeited are used to offset future Company contributions. Forfeited amounts totaling $21,865 were used to reduce employer matching contributions in 2025. At December 31, 2025, there were no forfeited accounts.
Voting Rights--Each participant is entitled to exercise voting rights attributable to the common shares of the Company allocated to his or her account and is notified by the Trustee at least thirty days prior to the time such rights are to be exercised. Participants are requested to instruct the Trustee as to how shares should be voted. If a participant does not provide the Trustee with instructions as to how shares should be voted, then such shares are voted, as provided in the Plan, proportionately in accordance with instructions received from other participants in the Plan.

EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 23,500
EBP, Participant Contribution, Pretax, Minimum Annual Compensation to Total Compensation, Percentage	1.00%
EBPEmployerContributionMatchingPercentageTrancheOne	1
EBPEmployerContributionParticipantCompensationMatchedPercentageTrancheOne	0.03
EBPEmployerContributionMatchingPercentageTrancheTwo	0.50
EBPEmployerContributionParticipantCompensationMatchedPercentageTrancheTwo	0.02
EBPParticipantContributionVestingPercentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	4.00%
EBP, Forfeited Nonvested Account	$ 21,865
Fifty to Fifty-Nine Age [Member]
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
EmployeeBenefitPlanMaximumAnnualCatchUpContributionLimitAmount	7,500
Sixty to Sixty-Three Age [Member]
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
EmployeeBenefitPlanMaximumAnnualCatchUpContributionLimitAmount	$ 11,250